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                                                                   HARTFORD LIFE







December 15, 2003



Securities and Exchange Commission
Attention: Filing Room
450 Fifth Street, N. W.
Washington, D.C.  20549

Re:      Fortis Benefits Insurance Company
         Variable Account C ("Registrant")
         Fortis Wall Street Series VUL 500
         File No. 033-48266

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on December 4, 2003.

If you have any additional questions, please feel free to contact me at
(860) 843-8697.

Yours sincerely,

/s/ Michelle Lesperance

Michelle Lesperance
Legal Specialist

Enclosure